FEBRUARY 28, 2026 (Unaudited) :: ULTRA COIN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

COIA
::
Investments
Principal
Amount Value
Short-Term Investments — 37 .8%
Repurchase Agreements (a) — 37 .8%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $789,917
(Cost $789,684) $ 789,684
$ 789,684
Total Investments — 37.8%
(Cost $789,684) 789,684
Other assets less liabilities — 62.2% 1,299,480
Net Assets — 100.0% $ 2,089,164
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra COIN had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
886,987 12/16/2026 Bank of America NA 8.14% Coinbase Global, Inc. (COIN) 65,010
752,111 11/6/2026 Citibank NA 10.14% Coinbase Global, Inc. (COIN) 38,776
1,013,248 12/16/2026
Nomura Global Financial
Products Inc. 13.14% Coinbase Global, Inc. (COIN) 78,021
1,524,971 11/6/2026 Societe Generale 7.64% Coinbase Global, Inc. (COIN) (706,892)
4,177,317 (525,085)
Total Unrealized
Appreciation
181,807
Total Unrealized
Depreciation
(706,892)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA CRCL :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CRCA
::
Investments
Principal
Amount Value
Short-Term Investments — 19 .6%
Repurchase Agreements (a) — 19 .6%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $32,029,379
(Cost $32,019,885) $ 32,019,885
$ 32,019,885
Total Investments — 19.6%
(Cost $32,019,885) 32,019,885
Other assets less liabilities — 80.4% 130,975,052
Net Assets — 100.0% $ 162,994,937
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra CRCL had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
64,236,451 11/6/2026 Bank of America NA 7.64% Circle Internet Group (19,589,920)
61,531,743 11/6/2026 CF Secured, LLC 12.14% Circle Internet Group (1,173,753)
73,379,556 11/9/2026 Citibank NA 12.14% Circle Internet Group (29,045,931)
15,232,389 11/16/2026 Goldman Sachs International 11.14% Circle Internet Group 939,846
69,199,796 12/16/2026
Nomura Global Financial
Products Inc. 12.64% Circle Internet Group (3,435,523)
42,416,390 1/6/2027 Societe Generale 10.14% Circle Internet Group 11,175,260
325,996,325 (41,130,021)
Total Unrealized
Appreciation
12,115,106
Total Unrealized
Depreciation
(53,245,127)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA NVDA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NVDB
::
Investments
Principal
Amount Value
Short-Term Investments — 25 .1%
Repurchase Agreements (a) — 25 .1%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $2,136,589
(Cost $2,135,956) $ 2,135,956
$ 2,135,956
Total Investments — 25.1%
(Cost $2,135,956) 2,135,956
Other assets less liabilities — 74.9% 6,379,673
Net Assets — 100.0% $ 8,515,629
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra NVDA had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
4,828,973 12/22/2026 Bank of America NA 6.64% NVIDIA Corp. (NVDA) (480,618)
6,249,311 12/16/2026 Goldman Sachs International 6.64% NVIDIA Corp. (NVDA) (535,296)
5,954,610 12/1/2026
Nomura Global Financial
Products Inc. 7.39% NVIDIA Corp. (NVDA) (504,724)
17,032,894 (1,520,638)
Total Unrealized
Depreciation
(1,520,638)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA PLTR :: FEBRUARY 28, 2026 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PLTA
::
Investments
Principal
Amount Value
Short-Term Investments — 19 .9%
Repurchase Agreements (a) — 19 .9%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $1,060,463
(Cost $1,060,150) $ 1,060,150
$ 1,060,150
Total Investments — 19.9%
(Cost $1,060,150) 1,060,150
Other assets less liabilities — 80.1% 4,275,838
Net Assets — 100.0% $ 5,335,988
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra PLTR had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,790,741 12/16/2026 Bank of America NA 7.64%
Palantir Technologies, Inc.
(PLTR) (311,484)
1,102,596 12/16/2026 Citibank NA 7.39%
Palantir Technologies, Inc.
(PLTR) 9,373
1,899,258 11/6/2026 Goldman Sachs International 7.14%
Palantir Technologies, Inc.
(PLTR) (594,730)
2,322,764 1/6/2027
Nomura Global Financial
Products Inc. 7.39%
Palantir Technologies, Inc.
(PLTR) 130,829
3,555,416 11/6/2026 Societe Generale 6.64%
Palantir Technologies, Inc.
(PLTR) (192,990)
10,670,775 (959,002)
Total Unrealized
Appreciation
140,202
Total Unrealized
Depreciation
(1,099,204)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 28, 2026 (Unaudited) :: ULTRA TSLA
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TSLI
::
Investments
Principal
Amount Value
Short-Term Investments — 22 .5%
Repurchase Agreements (a) — 22 .5%
Repurchase Agreements
with various counterparties,
rates 3.00% - 3.67%, dated
2/27/2026, due 3/2/2026, total
to be received $739,566
(Cost $739,347) $ 739,347
$ 739,347
Total Investments — 22.5%
(Cost $739,347) 739,347
Other assets less liabilities — 77.5% 2,545,826
Net Assets — 100.0% $ 3,285,173
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra TSLA had the following open non-exchange traded total return swap agreements as of February 28, 2026:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
910,880 12/22/2026 Bank of America NA 7.79% Tesla, Inc. (TSLA) (16,733)
1,133,871 11/9/2026 Citibank NA 7.39% Tesla, Inc. (TSLA) (398,431)
1,112,538 11/9/2026 Goldman Sachs International 7.39% Tesla, Inc. (TSLA) (403,365)
1,232,485 12/16/2026
Nomura Global Financial
Products Inc. 8.14% Tesla, Inc. (TSLA) 28,600
2,179,189 12/1/2026 Societe Generale 6.14% Tesla, Inc. (TSLA) (325,986)
6,568,963 (1,115,915)
Total Unrealized
Appreciation
28,600
Total Unrealized
Depreciation
(1,144,515)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 28, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

6 :: FEBRUARY 28, 2026 (Unaudited) :: NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On February 28, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.67%,
dated
2/27/2026
due
3/2/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
2/27/2026
due
3/2/2026
(b)
BNP Paribas
Securities
Corp., 3.00%,
dated
2/27/2026
due
3/2/2026
(c)
BNP Paribas
Securities
Corp., 3.25%,
dated
2/27/2026
due
3/2/2026
(d)
BNP Paribas
Securities
Corp., 3.40%,
dated
2/27/2026
due
3/2/2026
(e)
BNP Paribas
Securities
Corp., 3.66%,
dated
2/27/2026
due
3/2/2026
(f)
CF Secured
LLC, 3.65%,
dated
2/27/2026
due
3/2/2026
(g)
Natixis New
York Branch,
3.52%,
dated
2/27/2026
due
3/2/2026
(h)
Natixis New
York Branch,
3.66%,
dated
2/27/2026
due
3/2/2026
(i)
Total
Ultra COIN
.....
$ 70,530
$ 47,020 $ 23,510 $ 47,020 $ 117,549 $ 117,549 $ 237,201 $ 58,775 $ 70,530 $ 789,684
Ultra CRCL
.....
2,859,816
1,906,544 953,273 1,906,544 4,766,361 4,766,361 9,617,990 2,383,180 2,859,816 32,019,885
Ultra NVDA
.....
190,770
127,180 63,591 127,180 317,950 317,950 641,590 158,975 190,770 2,135,956
Ultra PLTR
.....
94,686
63,124 31,562 63,124 157,810 157,810 318,443 78,905 94,686 1,060,150
Ultra TSLA
.....
66,034
44,023 22,011 44,023 110,056 110,056 222,082 55,028 66,034 739,347
$ 3,281,836 $ 2,187,891 $ 1,093,947 $ 2,187,891 $ 5,469,726 $ 5,469,726 $ 11,037,306 $ 2,734,863 $ 3,281,836 $ 36,745,022
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2026 as follows:
(a) U.S. Treasury Notes, 0.50% to 3.63%, due 6/30/2026 to 1/15/2028, which had an aggregate value at the Trust level of $306,000,079.
(b) Federal Farm Credit Banks Funding Corp., 0% to 4.88%, due 3/2/2026 to 9/14/2037; Federal Home Loan Banks, 0% to 5.50%, due
3/2/2026 to 7/15/2036;  Federal Home Loan Mortgage Corp., 0% to 6.75%, due 5/27/2026 to 7/15/2032; Federal National Mortgage
Association, 0% to 7.25%, due 4/24/2026 to 8/6/2038, which had an aggregate value at the Trust level of $204,000,828.
(c) U.S. Treasury Notes, 0.25% to 3.75%, due 1/15/2027 to 7/15/2029,  which had an aggregate value at the Trust level of $102,000,105.
(d) U.S. Treasury Bonds, 6.50%, due 11/15/2026; U.S. Treasury Notes, 1.25% to 4.13%, due 6/30/2026 to 5/15/2028, which had an aggregate value at the Trust level of $204,000,044.
(e) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026; U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(f) U.S. Treasury Bills, 0%, due 4/2/2026 to 7/23/2026;  U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2026 to 5/15/2055; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 8/15/2035, which had an aggregate value at the Trust level of $510,000,020.
(g) U.S. Treasury Bills, 0%, due 3/17/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 4.75%, due 3/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 3/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $1,029,437,427.
(h) U.S. Treasury Bills, 0%, due 4/2/2026; U.S. Treasury Bonds, 1.25%, due 5/15/2050; U.S. Treasury Notes, 3.63% to 4.25%, due 8/31/2027 to
11/15/2034, which had an aggregate value at the Trust level of $255,074,891.
(i) U.S. Treasury Bonds, 0% to 4.25%, due 8/15/2029 to 8/15/2054; U.S. Treasury Notes, 0.13% to 4.50%, due 7/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $306,093,374.